Insurance contracts in the financial services segment - Summary of the Remaining Undiscounted Net Cash Flows (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities and investment contract liabilities	¥ 22,740,658	¥ 19,173,131
Securities held in the insurance business	20,876,179	20,808,629
Indefinite Term [Member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Securities held in the insurance business	4,372,358	3,687,375
Not later than one year [member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities and investment contract liabilities	64,000	60,673
Securities held in the insurance business	699,185	780,798
Later than one year and not later than two years [member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities and investment contract liabilities	95,151	86,008
Securities held in the insurance business	358,761	341,277
Later than two years and not later than three years [member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities and investment contract liabilities	157,008	127,079
Securities held in the insurance business	398,222	355,062
Later than three years and not later than four years [member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities and investment contract liabilities	246,745	175,412
Securities held in the insurance business	314,310	374,354
Later than four years and not later than five years [member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities and investment contract liabilities	288,630	248,021
Securities held in the insurance business	283,300	305,612
Later than five years [member]
Disclosure Of Remaining Undiscounted Cash Flows From Insurance Contracts Liabilities And Marketable Securities And Security Investments [Line Items]
Insurance contract liabilities and investment contract liabilities	21,889,124	18,475,938
Securities held in the insurance business	¥ 14,450,043	¥ 14,964,151